Biological assets - Schedule of biological assets (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about biological assets [abstract]
Biological assets at beginning of period	$ 0
Capitalized costs	1,297,734
Change in fair value less costs to sell due to biological transformation	(682,739)
Transferred to inventory upon harvest	(614,995)
Biological assets at end of period	$ 0